CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net income (loss)	$ (101,920)	$ (46,622)	$ (142,679)	$ (156,309)	$ (88,760)
Adjustments to reconcile net income (loss) to net cash flow from operating activities:
Depreciation and amortization	66,350	67,178	269,003	258,458	246,731
Impairment charges	27,613	0	33,628	23,391	10,153
Amortization of intangibles	(69)	(59)	(257)	(237)	(238)
Recognition of deferred income	(237)	(222)	(954)	(577)	(869)
Bad debt expense	682	567	3,127	2,148	2,185
Deferred income tax expense (benefit)	(321)	(697)	(159)	135	2,324
Equity in (earnings) loss of unconsolidated entities	79	1,063	2,307	(867)	5,866
(Gain) loss on sale of assets and hotel properties	(3,623)	(233)	(26,126)	(475)	(14,030)
Realized and unrealized (gain) loss on marketable securities	(627)	(804)	(1,980)	924	3,678
Purchases of marketable securities	(452)	(1,325)	(4,208)	(12,228)	(54,793)
Sales of marketable securities	15,233	12,395	13,413	16,414	77,374
Net settlement of trading derivatives	4,630	(2,675)	(3,485)	648	(5,035)
Realized and unrealized (gain) loss on derivatives	(4,197)	3,157	5,294	2,178	7,510
Amortization of loan costs and premiums and write-off of premiums, loan costs and exit fees	6,603	9,255	32,153	30,012	14,190
Equity-based compensation	4,906	4,590	19,717	26,939	12,287
Amortization of parking asset	117	0	118	0	0
Non-cash interest income	(208)	0
Changes in operating assets and liabilities, exclusive of the effect of acquisitions and dispositions of hotel properties:
Accounts receivable and inventories	9,738	(29,314)	(6,639)	5,553	2,037
Prepaid expenses and other assets	(11,344)	(5,162)	2,307	(1,946)	(4,762)
Operating lease right-of-use asset	265	(1,863)	1,322	0	0
Operating lease liability	(162)	514	(937)	0	0
Accounts payable and accrued expenses	1,440	21,195	(4,177)	376	(5,316)
Due to/from related parties	(1,380)	(2,327)
Due to/from third-party hotel managers	(1,303)	(3,470)	4,372	(4,214)	(4,353)
Due to/from Ashford Inc., net	(632)	861
Other liabilities	692	777	234	1,532	1,317
Net cash provided by (used in) operating activities	11,873	26,779	177,209	181,560	207,382
Cash Flows from Investing Activities
Investment in unconsolidated entity	(51)	(299)	(647)	(667)	(984)
Proceeds from franchise agreement	0	4,000	4,000	0	0
Acquisition of hotel properties and assets, net of cash and restricted cash acquired	0	(212,791)	(212,552)	(162,593)	(363)
Improvements and additions to hotel properties	(20,365)	(37,982)	(159,220)	(207,325)	(221,960)
Net proceeds from sales of assets and hotel properties	4,654	5,000	102,676	40,629	105,267
Payments for initial franchise fees	0	(200)	(475)	(329)	(225)
Proceeds from property insurance	147	198	1,233	651	3,442
Net cash provided by (used in) investing activities	(15,615)	(242,074)	(253,193)	(329,634)	(63,881)
Cash Flows from Financing Activities
Borrowings on indebtedness	37,000	385,000	404,795	2,705,769	704,800
Repayments of indebtedness	(45,287)	(179,554)	(272,357)	(2,463,100)	(754,836)
Payments for loan costs and exit fees	(1,176)	(8,916)	(9,643)	(55,555)	(13,871)
Payments for dividends and distributions	(17,974)	(24,959)	(86,210)	(97,445)	(101,592)
Purchases of common stock	0	(903)	(1,031)	(1,598)	(1,272)
Payments for derivatives	(63)	(296)	(1,112)	(3,162)	(871)
Common stock offering costs	0	(200)
Other	0	23	28	53	94
Net cash provided by (used in) financing activities	(27,500)	170,195	34,379	115,814	(163,902)
Net increase (decrease) in cash, cash equivalents and restricted cash	(31,242)	(45,100)	(41,605)	(32,260)	(20,401)
Cash, cash equivalents and restricted cash at beginning of period	398,207	439,812	439,812	472,072	492,473
Cash, cash equivalents and restricted cash and at end of period	366,965	394,712	398,207	439,812	472,072
Supplemental Cash Flow Information
Interest paid	51,272	57,457	233,771	215,344	210,644
Income taxes paid (refunded)	(87)	46	(1,059)	1,890	(253)
Supplemental Disclosure of Non-Cash Investing and Financing Activity
Accrued but unpaid capital expenditures	18,714	27,390	24,239	23,615	19,456
Common stock purchases accrued but not paid	358	0
Issuance of units for hotel acquisition	0	7,854	7,854	0	0
Assumption of debt in hotel acquisition	0	24,922	24,922	0	0
Dividends and distributions declared but not paid	11,740	27,552	20,849	26,794	25,045
Accrued but unpaid financing costs	4,994	0
Supplemental Disclosure of Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of period	262,636	319,210	319,210	354,805	347,091
Restricted cash at beginning of period	135,571	120,602	120,602	116,787	144,014
Cash, cash equivalents and restricted cash at beginning of period	398,207	439,812	439,812	472,072	492,473
Cash and cash equivalents at beginning of period	240,316	242,561	262,636	319,210	354,805
Restricted cash at end of period	126,649	152,151	135,571	120,602	116,787
Cash, cash equivalents and restricted cash at end of period	$ 366,965	$ 394,712	$ 398,207	$ 439,812	$ 472,072